Walthausen Focused Small Cap Value Fund
	Schedule of Investments
	October 31, 2021 (Unaudited)
Shares			Fair Value	% of Net Assets

COMMON STOCKS

Apparel & Other Finished Prods Of Fabrics & Similar Material
12,290	G-III Apparel Group, LTD. *		$ 352,231	2.78%

Arrangement of Transportation of Freight & Cargo
5,310	Hub Group, Inc. - Class A *		417,207	3.30%

Crude Petroleum & Natural Gas
5,730	Chesapeake Energy Corporation		365,230	2.88%

Electric & Other Services Combined
5,070	NorthWestern Corporation		288,280	2.28%

Electrical Work
2,510	EMCOR Group, Inc.		304,940	2.41%

Heavy Construction Other Than Building Const - Contractors
9,220	Granite Construction Incorporated		342,246	2.70%

Life Insurance
1,820	Primerica, Inc.		306,197	2.42%

Measuring & Controlling Devices, NEC
3,290	Onto Innovation Inc. *		260,601	2.06%

Metal Minning
20,060	Cleveland-Cliffs Inc. *		483,647	3.82%

Miscellaneous Products of Petroleum & Coal
10,740	Valvoline Inc.		364,730	2.88%

Mobile Homes
1,390	Cavco Industries, Inc. *		334,128	2.64%

Motor Vehicle Parts & Accessories
1,940	LCI Industries		270,902	2.14%

National Commercial Banks
8,620	PacWest Bancorp		409,191
6,570	Webster Financial Corporation		367,657
10,450	WesBanco, Inc.		363,346
7,430	WSFS Financial Corporation		384,948
			1,525,142	12.05%

Ordnance & Accessories, (No Vehicles/Guided Missiles)
7,270	Vista Outdoor Inc. *		304,177	2.40%

Rolling Drawing & Extruding of Nonferrous Metals
5,650	Mueller Industries, Inc.		297,416	2.35%

Savings Institution, Federally Charted
16,400	Eastern Bankshares, Inc.		340,628	2.69%

Services - Auto Rental & Leasing (No Drivers)
5,010	Ryder System, Inc.		425,599	3.36%

Services - Business Services, NEC
28,050	Alight, Inc. - Class A *		305,184
2,680	Concentrix Corporation *		476,182
4,060	MAXIMUS, Inc.		343,354
			1,124,720	8.88%

Services - Equipment Rental & Leasing, NEC
3,550	McGrath RentCorp		256,097
6,010	Triton International Limited (Bermuda)		373,762
			629,859	4.97%

Services - Home Health Care Services
840	LHC Group, Inc. *		113,056	0.89%

Services - Hospitals
4,180	Encompass Health Corporation		265,681	2.10%

State Commercial Banks
8,660	Columbia Banking System, Inc.		295,566
7,510	Hancock Whitney Corporation		371,595
4,420	Independent Bank Corp.		373,490
4,540	Independent Bank Group		328,197
			1,368,848	10.81%

Surgical & Medical Instruments & Apparatus
3,880	Merit Medical Systems, Inc. *		260,969	2.06%

Title Insurance
2,690	First American Financial Corporation		196,747	1.55%

Water Transportation
6,810	Kirby Corporation *		356,912	2.82%

Wholesale - Farm Product Raw Materials
84	Seaboard Corporation		323,402	2.55%

Wholesale - Lumber & Other Construction Materials
7,320	Beacon Roofing Supply, Inc. *		387,008	3.06%

Wholesale - Petroleum & Petroleum Products (No Bulk Stations)
7,050	World Fuel Services Corporation		215,237	1.70%

Total for Common Stocks (Cost $9,444,257)			12,225,740	96.55%

REAL ESTATE INVESTMENT TRUSTS
11,410	Industrial Logistics Properties Trust		320,507	2.53%
	(Cost $236,934)

MONEY MARKET FUNDS
119,755	Fidelity Investments Money Market Government Portfolio -
	Class I 0.01% **		119,755	0.95%
	(Cost $119,755)

Total Investment Securities			12,666,002	100.03%
	(Cost $9,800,946)

Liabilities in Excess of Other Assets			(4,416)	-0.03%

Net Assets			$ 12,661,586	100.00%

* Non-Income Producing Securities.
** The rate shown represents the 7-day yeild at October 31, 2021.

1. SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of securities owned at October 31, 2021, was $9,800,946. At October 31, 2021, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments was as follows:

		Unrealized Gain	$ 3,068,228
		Unrealized Loss	(203,172)
		Unrealized Gain	$ 2,865,056

2. SECURITIES VALUATIONS

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Fund’s major categories of assets measured at fair value on a recurring basis follows.

Equity securities (common stocks and real estate investment trusts). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid, it is generally categorized as a level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Money market funds are valued at net asset value provided by the funds and are classified in level 1 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of October 31, 2021:

Valuation of Inputs and Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 12,225,740	$ -	$ -	$ 12,225,740
Real Estate Investment Trusts	320,507	-	-	320,507
Money Market Funds	119,755	-	-	119,755
Total	$ 12,666,002	$ -	$ -	$ 12,666,002

Refer to the Fund's Schedule of Investments for a listing of securities by industry. The Fund did not hold any level 3 assets during the fiscal quarter ended October 31, 2021.